Lessor - Narrative (Details)	12 Months Ended
Dec. 31, 2021
Minimum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	1 year
Options to extend the term, Lessor, Operating Lease	1 years
Maximum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	81 years
Options to extend the term, Lessor, Operating Lease	79 years
Real Estate [Member]
Lessor, Lease, Description [Line Items]
Lessor, Operating Lease, Description	●
Commonwealth Edison Co [Member] | Minimum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	1 year
Options to extend the term, Lessor, Operating Lease	5 years
Commonwealth Edison Co [Member] | Maximum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	15 years
Options to extend the term, Lessor, Operating Lease	79 years
Commonwealth Edison Co [Member] | Real Estate [Member]
Lessor, Lease, Description [Line Items]
Lessor, Operating Lease, Description	●
PECO Energy Co [Member] | Minimum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	1 year
Options to extend the term, Lessor, Operating Lease	5 years
PECO Energy Co [Member] | Maximum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	81 years
Options to extend the term, Lessor, Operating Lease	50 years
PECO Energy Co [Member] | Real Estate [Member]
Lessor, Lease, Description [Line Items]
Lessor, Operating Lease, Description	●
Baltimore Gas and Electric Company [Member] | Minimum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	21 years
Baltimore Gas and Electric Company [Member] | Maximum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	21 years
Baltimore Gas and Electric Company [Member] | Real Estate [Member]
Lessor, Lease, Description [Line Items]
Lessor, Operating Lease, Description	●
Pepco Holdings LLC [Member] | Minimum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	1 year
Options to extend the term, Lessor, Operating Lease	5 years
Pepco Holdings LLC [Member] | Maximum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	11 years
Options to extend the term, Lessor, Operating Lease	5 years
Pepco Holdings LLC [Member] | Real Estate [Member]
Lessor, Lease, Description [Line Items]
Lessor, Operating Lease, Description	●
Potomac Electric Power Company [Member] | Minimum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	1 year
Potomac Electric Power Company [Member] | Maximum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	4 years
Potomac Electric Power Company [Member] | Real Estate [Member]
Lessor, Lease, Description [Line Items]
Lessor, Operating Lease, Description	●
Delmarva Power & Light Company [Member] | Minimum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	10 years
Delmarva Power & Light Company [Member] | Maximum [Member]
Lessor, Lease, Description [Line Items]
Remaining lease terms, Lessor, Operating Lease	11 years
Delmarva Power & Light Company [Member] | Real Estate [Member]
Lessor, Lease, Description [Line Items]
Lessor, Operating Lease, Description	●
Atlantic City Electric Company [Member] | Real Estate [Member]
Lessor, Lease, Description [Line Items]
Lessor, Operating Lease, Description